Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of comparative information prepared under previous GAAP [line items]
Loss for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	$ (117,455)
Weighted average number of ordinary shares for basic and diluted earnings per share	183,521,938
Loss per share:
Loss attributable to ordinary equity holders of the parent, US$	$ (0.64)	$ 0.00	$ (0.20)
As previously reported
Disclosure of comparative information prepared under previous GAAP [line items]
Loss for the year net of tax attributable to ordinary equity holders of the parent for basic earnings		$ 668	$ (33,706)
Weighted average number of ordinary shares for basic and diluted earnings per share		176,584,343	176,584,343
Loss per share:
Loss attributable to ordinary equity holders of the parent, US$		$ 0.00	$ (0.19)
Restated
Disclosure of comparative information prepared under previous GAAP [line items]
Loss for the year net of tax attributable to ordinary equity holders of the parent for basic earnings		$ (751)	$ (35,526)
Weighted average number of ordinary shares for basic and diluted earnings per share		176,584,343	176,584,343
Loss per share:
Loss attributable to ordinary equity holders of the parent, US$		$ 0.00	$ (0.20)